Other Comprehensive Income, Components of Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt securities (1):
Net unrealized gains (losses) arising during the period, Before tax	$ 5,439	$ (4,493)	$ 2,719
Net unrealized gains (losses) arising during the period, Tax effect	(1,337)	1,100	(1,056)
Net unrealized gains (losses) arising during the period, Net of tax	4,102	(3,393)	1,663
Reclassification of net (gains) losses to net income, Before tax	122	248	(737)
Reclassification of net (gains) losses to net income, Tax effect	(31)	(61)	278
Reclassification of net (gains) losses to net income, Net of tax	91	187	(459)
Net change, Before tax	5,561	(4,245)	1,982
Net change, Tax effect	(1,368)	1,039	(778)
Net change, Net of tax	4,193	(3,206)	1,204
Cash Flow Hedges:
Reclassification of net (gains) losses to net income on cash flow hedges, before tax	299	294	(543)
Net change, Before tax	275	(238)	(1,083)
Net change, Tax effect	(68)	58	408
Net change, Net of tax	207	(180)	(675)
Defined benefit plans adjustments:
Net actuarial and prior service gains (losses) rising during the period, Before tax	(40)	(434)	49
Net actuarial and prior service gains (losses) arising during the period, Tax effect	10	106	(12)
Net actuarial and prior service gains (losses) arising during the period, Net of tax	(30)	(328)	37
Amortization of net actuarial loss, Before tax	141	127	150
Amortization of net actuarial loss, Tax effect	(35)	(31)	(57)
Amortization of net actuarial loss, Net of tax	106	96	93
Settlements and other, Before tax	(8)	126	3
Settlements and other, Tax effect	5	(29)	2
Settlements and other, Net of tax	(3)	97	5
Subtotal reclassifications to noninterest expense and employee benefits, Before tax	133	253	153
Subtotal reclassifications to noninterest expense and employee benefits, Tax effect	(30)	(60)	(55)
Subtotal reclassifications to noninterest expense and employee benefits, Net of tax	103	193	98
Net change, Before tax	93	(181)	202
Net change, Tax effect	(20)	46	(67)
Net change, Net of tax	73	(135)	135
Foreign currency translation adjustments:
Net unrealized gains (losses) arising during the period, Before tax	73	(156)	96
Net unrealized gains (losses) arising during the period, Tax effect	(2)	1	3
Net unrealized gains (losses) arising during the period, Net of tax	71	(155)	99
Net change, Before tax	73	(156)	96
Net change, Tax effect	(2)	1	3
Net change, Net of tax	71	(155)	99
Other comprehensive income (loss), before tax	6,002	(4,820)	1,197
Other comprehensive income (loss), tax effect	(1,458)	1,144	(434)
Other comprehensive income (loss), net of tax	4,544	(3,676)	763
Less: Other comprehensive loss from noncontrolling interests	0	(2)	(62)
Wells Fargo other comprehensive income (loss), net of tax	4,544	(3,674)	825
Fair value hedging [Member]
Fair Value Hedges:
Change in fair value of excluded components on fair value hedges, before tax	(3)	(254)	(253)
Change in fair value of excluded components on fair value hedges, tax	1	63	95
Change in fair value of excluded components on fair value hedges, net of tax	(2)	(191)	(158)
Cash flow hedging [Member]
Cash Flow Hedges:
Net unrealized gains (losses) arising during the period on cash flow hedges, Before Tax		(278)	(287)
Net unrealized gains (losses) arising during the period on cash flow hedges, Tax	5	67	108
Net unrealized gains (losses) arising during the period on cash flow hedges, Net of Tax	(16)	(211)	(179)
Reclassification of net (gains) losses to net income on cash flow hedges, before tax	299	294	(543)
Reclassification of net (gains) losses to net income on cash flow hedges, tax	(74)	(72)	205
Reclassification of net (gains) losses to net income on cash flow hedges, net of tax	225	222	(338)
Interest expense on long-term debt [Member] | Cash flow hedging [Member]
Cash Flow Hedges:
Reclassification of net (gains) losses to net income on cash flow hedges, before tax	8	2	8
Reclassification of net (gains) losses to net income on cash flow hedges, tax	(2)	0	(3)
Reclassification of net (gains) losses to net income on cash flow hedges, net of tax	6	2	5
Other noninterest income [Member]
Debt securities (1):
Reclassification of net (gains) losses to net income, Before tax	(1)	(1)	0
Reclassification of net (gains) losses to net income, Tax effect	0	0	0
Reclassification of net (gains) losses to net income, Net of tax	(1)	(1)	0
Debt securities [Member] | Interest income [Member]
Debt securities (1):
Reclassification of net (gains) losses to net income, Before tax	263	357	198
Reclassification of net (gains) losses to net income, Tax effect	(65)	(88)	(75)
Reclassification of net (gains) losses to net income, Net of tax	198	269	123
Debt securities [Member] | Net gains on debt securities [Member]
Debt securities (1):
Reclassification of net (gains) losses to net income, Before tax	(140)	(108)	(479)
Reclassification of net (gains) losses to net income, Tax effect	34	27	181
Reclassification of net (gains) losses to net income, Net of tax	(106)	(81)	(298)
Equity securities [Member] | Net gains from equity securities [Member]
Debt securities (1):
Reclassification of net (gains) losses to net income, Before tax	0	0	(456)
Reclassification of net (gains) losses to net income, Tax effect	0	0	172
Reclassification of net (gains) losses to net income, Net of tax	0	0	(284)
Loans [Member] | Interest income [Member] | Cash flow hedging [Member]
Cash Flow Hedges:
Reclassification of net (gains) losses to net income on cash flow hedges, before tax	291	292	(551)
Reclassification of net (gains) losses to net income on cash flow hedges, tax	(72)	(72)	208
Reclassification of net (gains) losses to net income on cash flow hedges, net of tax	219	220	(343)
Accounting Standards Update 2016-01 [Member]
Debt securities (1):
Net unrealized gains (losses) arising during the period, Before tax			81
Reclassification of net (gains) losses to net income, Before tax			(456)
Foreign exchange contract [Member] | Fair value hedging [Member]
Fair Value Hedges:
Change in fair value of excluded components on fair value hedges, before tax	(3)	(254)	(253)
Foreign exchange contract [Member] | Cash flow hedging [Member]
Cash Flow Hedges:
Net unrealized gains (losses) arising during the period on cash flow hedges, Before Tax	(21)	(12)	0
Reclassification of net (gains) losses to net income on cash flow hedges, before tax	$ 9	$ 3	$ 0